Destra Multi-Alternative Fund
Schedule of Investments (unaudited)
December 31, 2025

Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS – 18.8%
	AEROSPACE & DEFENSE – 0.8%
922	Axon Enterprise, Inc.(1)	$523,632
2,540	Rocket Lab Corp.(1)	177,190
		700,822
	ASSET MANAGEMENT – 0.6%
4,861	Etoro Group Ltd.(1)	170,767
9,072	Planet Labs PBC(1)	178,899
1,447	Robinhood Markets, Inc., Class A(1)	163,656
		513,322
	BANKS – 0.9%
3,550	Bank of America Corp.	195,250
4,221	Citizens Financial Group, Inc.	246,549
1,077	JPMorgan Chase & Company	347,031
		788,830
	BIOTECH & PHARMA – 1.5%
20,768	ADMA Biologics, Inc.(1)	378,808
1,432	Amgen, Inc.	468,708
298	Madrigal Pharmaceuticals, Inc.(1)	173,537
3,308	Zoetis, Inc.	416,213
		1,437,266
	CHEMICALS – 0.4%
1,314	Ecolab, Inc.	344,951

	COMMERCIAL SERVICES – 0.4%
4,414	Affirm Holdings, Inc., Class A(1)	328,534

	COMPUTERS – 0.2%
2,348	Cognizant Technology Solutions Corp., Class A	194,884

	DIVERSIFIED FINANCIAL SERVICES – 0.3%
658	American Express Co.	243,427

	E-COMMERCE DISCRETIONARY – 0.4%
4,030	eBay, Inc.	351,013

	ELECTRIC – 1.0%
7,866	Carrier Global Corp.	415,639
4,814	NextEra Energy, Corp.	386,468
		802,107
	ELECTRIC UTILITIES – 0.4%
3,816	Ameren Corp.	381,066

	ELECTRICAL EQUIPMENT – 1.2%
3,059	Johnson Controls International PLC	366,315
821	Rockwell Automation, Inc.	319,426
2,701	Vertiv Holdings Co., Class A	437,590
		1,123,331
Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS (continued)
	FOOD – 0.4%
1,205	McDonald’s Corp.	$368,284

	HEALTH CARE – PRODUCTS – 0.4%
1,530	Natera, Inc.(1)	350,508

	INSTITUTIONAL FINANCIAL SERVICES – 0.4%
1,483	Cboe Global Markets, Inc.	372,233

	INSURANCE – 1.0%
6,376	MetLife, Inc.	503,321
1,626	Travelers Companies, Inc. (The)	471,638
		974,959
	INTERNET MEDIA & SERVICES – 0.6%
2,584	Reddit, Inc., Class A(1)	593,984

	LEISURE FACILITIES & SERVICES – 1.0%
2,178	Darden Restaurants, Inc.	400,796
5,956	Shake Shack, Inc., Class A(1)	483,448
		884,244
	MACHINERY: DIVERSIFIED – 0.3%
534	Deere & Co.	248,614

	MEDICAL EQUIPMENT & DEVICES – 0.2%
1,530	Glaukos Corp.(1)	172,752

	PHARMACEUTICALS – 0.8%
2,146	AbbVie, Inc.	490,339
963	Cardinal Health, Inc.	197,897
		688,236
	RETAIL – 0.4%
2,461	TJX Companies, Inc.	378,034

	SEMICONDUCTORS – 0.5%
1,305	Broadcom, Inc.	451,661

	SOFTWARE – 2.7%
2,525	Cloudflare, Inc., Class A(1)	497,803
361	Crowdstrike Holdings, Inc., Class A(1)	169,222
846	Microsoft Corp.	409,143
9,501	Oddity Tech Ltd., Class A(1)	381,750
9,373	Onestream, Inc.(1)	172,276
1,590	Oracle Corp.	309,907
922	Palantir Technologies, Inc., Class A(1)	163,886
22,145	Zeta Global Holdings Corp., Class A(1)	450,650
		2,554,637

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
December 31, 2025

Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY HARDWARE – 1.1%
6,315	Cisco Systems, Inc.	$486,445
3,575	Corning, Inc.	313,027
1,181	Credo Technology Group Holding Ltd.(1)	169,934
		969,406
	TECHNOLOGY SERVICES – 0.4%
1,089	International Business Machines Corp.	322,573

	TELECOMMUNICATIONS – 0.5%
2,019	T-Mobile US, Inc.	409,938

	TOTAL COMMON STOCKS (Cost $17,536,144)	16,949,616

	PRIVATE COMPANIES – 24.5%
798,000	AlwaysAI, Inc. - Senior Secured Promissory Note 12.00% 02/28/26(2),(3)	798,000
950,000	AlwaysAI, Inc., Convertible Debt 8.00% 05/31/26(2),(3)	950,000
2,000,000	AlwaysAI, Inc., Convertible Debt 8.00% 01/31/26(2),(3)	2,000,000
254,113	AlwaysAI, Inc., Series A-1 Preferred Stock(1),(2),(3)	799,871
490,767	AlwaysAI, Inc., Series B Preferred Stock(1),(2),(3)	1,764,356
179,641	Clear Street Group Inc., Series B-1 Preferred Stock(1),(2),(3)	2,665,872
332,938	Copia Wealth Studios Common Shares(1),(2),(3)	797,420
—	Copia Wealth Studios, Inc.(1),(2),(3)	1,000,000
1,064,396	Copia Wealth Studios Series Seed-2 Preferred Shares(1),(2),(3)	3,445,238
23,723	Eat Just, Inc., Series F Common Stock(1),(2),(3)	437,689
270,367	Home Services Champ, Inc., Common Stock (formerly GOSITE, Inc., Series A-1 Common Stock)(1),(2),(3)	859,767
1,000,000	Iridia, Inc., Convertible Debt 8.00%10/27/29(2),(3)	1,000,000
937,500	Iridia, Inc., Convertible Debt 8.00% 12/12/27(2),(3)	997,829
497,216	Iridia, Inc., Series A-3 Preferred Stock(1),(2),(3)	750,001
302,525	Nurture Life, Inc., Series B-1 Preferred Stock(1),(2),(3)	550,747
2,085,412	Nurture Life, Inc., Series B-2 Preferred Stock(1),(2),(3)	3,286,818
	TOTAL PRIVATE COMPANIES (Cost $19,761,151)	22,103,608
Shares/ Contracts/ Principal		Fair Value
	REAL ESTATE INVESTMENT TRUSTS – 13.7%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 2.3%
2,984	American Tower Corp., Class A	$523,901
1,971	Digital Realty Trust, Inc.	304,933
689	Equinix, Inc.	527,884
23,859	VICI Properties, Inc.	670,916
	TOTAL LISTED REAL ESTATE INVESTMENT TRUST	2,027,634
	NON-LISTED REAL ESTATE INVESTMENT TRUST – 3.1%
86,203	National Healthcare Properties, Inc., Common Stock (formerly Healthcare Trust, Inc., Common Stock)(1),(2),(3)*	2,884,458
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUST	2,884,458

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 8.3%
715,000	Aventine Property Group, Inc., Common Stock(2),(3)	5,112,250
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(1),(2),(3)	2,302,300
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	7,414,550

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,100,323)	12,326,642

	ALTERNATIVE INVESTMENT FUNDS – 32.4%
250	Arboretum Core Asset Fund, L.P.(3),(4)	1,190,413
—	Canyon CLO Fund II L.P.(2),(3),(5)	6,725,058
—	Canyon CLO Fund III Cayman Ltd.(2),(3),(5)	15,029,567
134	Clarion Lion Industrial Trust(3),(4)	500,375
159	Preservation REIT 1, Inc.(1),(3),(4)	5,760,238
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $24,651,361)	29,205,651

	EXCHANGE-TRADED FUNDS – 3.7%
	ALTERNATIVE – 0.6%
28,388	REX-OSPREY SOL + Staking ETF, USD Class	541,075

	EQUITY – 0.7%
22,360	Direxion Daily Real Estate Bear 3X Shares	592,987

	FIXED INCOME – 2.4%
42,305	Janus Henderson AAA CLO ETF	2,139,787

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,498,649)	3,273,849

	EXCHANGE-TRADED NOTES – 1.4%
46,722	iShares Ethereum Trust ETF(1)	1,047,974
18,298	Solana ETF, USD Class	233,117
	TOTAL EXCHANGE-TRADED NOTES (Cost $1,879,401)	1,281,091

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
December 31, 2025

Shares/ Contracts/ Principal		Fair Value
	MEDIUM TERM NOTES – 5.3%
	DIVERSIFIED FINANCIAL SERVICES – 5.3%
1,750,000	BNP Paribas S.A. 0.00% 03/08/27(2),(3),(6)	$1,750,000
1,750,000	BNP Paribas S.A. 0.00% 03/08/27(2),(3),(6)	1,750,000
1,250,000	GS Finance Corp. 0.00% 11/19/27(2),(3),(6)	1,250,000
	TOTAL MEDIUM TERM NOTES (Cost $4,750,000)	4,750,000

	WARRANT – 0.6%
	FOOD – 0.6%
878,570	Nurture Life, Inc. 12/24/32(1),(2),(3)	548,052

	SOFTWARE – 0.0%(7)
1	AlwaysAI, Inc. 09/30/24(1),(2),(3)	—

	TOTAL WARRANT (Cost $0)	548,052

	CONTINGENT VALUE RIGHTS – 0.3%
	PHARMACEUTICALS – 0.0%(7)
142,000	Bristol-Myers Squibb Co. 03/31/21(1),(2)	—

	REAL ESTATE – 0.3%
456,540	Hospitality Investors Trust, Inc. 06/29/26(1),(2),(3)*	241,226
579,536	Ready Capital Corp. 03/16/25(1),(2),(3)*	—
		241,226
	TOTAL CONTINGENT VALUE RIGHTS (Cost $10,690,110)	241,226

	SHORT-TERM INVESTMENTS – 9.0%
	MONEY MARKET FUNDS – 9.0%
8,126,869	Fidelity Investments Money Market Funds, Class I, 3.64% (Cost $8,126,869)(8),(9),(10)	8,126,869

	PURCHASED OPTIONS CONTRACTS
	EQUITY OPTIONS PURCHASED(1)* – 2.2%
	CALL OPTIONS – 2.2%
9	Adobe, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $460 Notional Value: $314,991	1,044
8	Adobe, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $500 Notional Value: $279,992	440
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED* (continued)
	CALL OPTIONS (continued)
48	Airbnb, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $150 Notional Value: $651,456	$16,608
41	Airbnb, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $150 Notional Value: $556,452	31,570
69	Airbnb, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $150 Notional Value: $936,468	105,224
33	Alibaba Group Holding Ltd. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $180 Notional Value: $483,714	32,340
27	Alibaba Group Holding Ltd. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $200 Notional Value: $395,766	24,840
31	Alibaba Group Holding Ltd. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $200 Notional Value: $454,398	32,116
24	Appfolio, Inc. Broker/Counterparty: IB Expiration Date: 07/17/2026 Exercise Price: $250 Notional Value: $558,360	57,240
30	ARM Holdings plc Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $145 Notional Value: $327,930	28,425
7	Axon Enterprise, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $670 Notional Value: $397,551	46,060
7	Axon Enterprise, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $860 Notional Value: $397,551	17,570
7	Axon Enterprise, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $880 Notional Value: $397,551	15,855

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
December 31, 2025

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED* (continued)
	CALL OPTIONS (continued)
29	Bank of America Corp. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $60 Notional Value: $159,500	$290
64	Block, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $90 Notional Value: $416,576	24,960
22	Cava Group, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $105 Notional Value: $129,118	44
39	Cava Group, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $120 Notional Value: $228,891	78
56	Cava Group, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $95 Notional Value: $328,664	2,016
29	Cava Group, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $105 Notional Value: $170,201	348
100	Chipotle Mexican Grill, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $63 Notional Value: $370,000	1,750
94	Chipotle Mexican Grill, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $50 Notional Value: $347,800	22,842
12	Coinbase Global, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $420 Notional Value: $271,368	4,980
11	Coinbase Global, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $410 Notional Value: $248,754	11,110
8	Crowdstrike Holdings, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $600 Notional Value: $375,008	37,096
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED* (continued)
	CALL OPTIONS (continued)
19	DoorDash, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $320 Notional Value: $430,312	$31,825
20	DoorDash, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $330 Notional Value: $452,960	30,000
8	Duolingo, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $480 Notional Value: $140,400	1,160
7	Duolingo, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $540 Notional Value: $122,850	998
4	Eli Lilly & Co. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $1,160 Notional Value: $429,872	54,992
20	Flutter Entertainment plc Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $240 Notional Value: $430,080	54,500
24	Flutter Entertainment plc Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $300 Notional Value: $516,096	27,480
5	GE Vernova, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $740 Notional Value: $326,785	54,050
52	Gitlab, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $63 Notional Value: $195,156	260
19	Guidewire Software, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $260 Notional Value: $381,919	48
22	Guidewire Software, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $230 Notional Value: $442,222	54,230

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
December 31, 2025

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED* (continued)
	CALL OPTIONS (continued)
22	Howmet Aerospace, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $200 Notional Value: $451,044	$51,480
22	Howmet Aerospace, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $220 Notional Value: $451,044	56,980
5	HubSpot, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $700 Notional Value: $200,650	1,200
5	HubSpot, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $820 Notional Value: $200,650	1,200
5	HubSpot, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $840 Notional Value: $200,650	250
7	HubSpot, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $600 Notional Value: $280,910	1,558
2	MercadoLibre, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $2,460 Notional Value: $402,852	36,260
10	Meta Platforms, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $700 Notional Value: $660,090	68,499
6	Meta Platforms, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $860 Notional Value: $396,054	25,860
6	Meta Platforms, Inc. Broker/Counterparty: IB Expiration Date: 06/17/2027 Exercise Price: $880 Notional Value: $396,054	35,790
50	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $130 Notional Value: $468,800	6,500
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED* (continued)
	CALL OPTIONS (continued)
40	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $140 Notional Value: $375,040	$2,960
50	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $130 Notional Value: $468,800	14,350
50	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $140 Notional Value: $468,800	17,600
50	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $142 Notional Value: $468,800	16,650
37	Netflix, Inc. Broker/Counterparty: IB Expiration Date: 06/17/2027 Exercise Price: $126 Notional Value: $346,912	31,543
22	NVIDIA Corp. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $220 Notional Value: $410,300	39,380
100	On Holding A.G. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $60 Notional Value: $464,800	6,200
22	Palantir Technologies, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $220 Notional Value: $391,050	30,140
21	Palantir Technologies, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $220 Notional Value: $373,275	47,040
32	Palo Alto Networks, Inc. Broker/Counterparty: IB Expiration Date: 05/15/2026 Exercise Price: $220 Notional Value: $589,440	15,584
20	Palo Alto Networks, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $230 Notional Value: $368,400	28,360

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
December 31, 2025

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED* (continued)
	CALL OPTIONS (continued)
23	Palo Alto Networks, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $240 Notional Value: $423,660	$27,301
100	Pinterest, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $47 Notional Value: $258,900	50
97	Pinterest, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $42 Notional Value: $251,133	3,007
17	Reddit, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $260 Notional Value: $390,779	60,350
15	Reddit, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $310 Notional Value: $344,805	33,600
47	Robinhood Markets, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $140 Notional Value: $531,570	71,580
27	Robinhood Markets, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $145 Notional Value: $305,370	37,287
37	Rubrik, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $105 Notional Value: $282,976	93
20	Salesforce, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $390 Notional Value: $529,820	820
14	Salesforce, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $330 Notional Value: $370,874	2,940
15	Salesforce, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $350 Notional Value: $397,365	1,410
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED* (continued)
	CALL OPTIONS (continued)
16	Salesforce, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $290 Notional Value: $423,856	$26,800
19	Salesforce, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $300 Notional Value: $503,329	51,775
1	Shake Shack, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $150 Notional Value: $8,117	13
47	Shake Shack, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $130 Notional Value: $381,499	5,405
16	Snowflake, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $310 Notional Value: $350,976	18,240
17	Snowflake, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $270 Notional Value: $372,912	46,104
19	Take-Two Interactive Software, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $270 Notional Value: $486,457	67,830
21	Take-Two Interactive Software, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $290 Notional Value: $537,663	62,160
100	Toast, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $45 Notional Value: $355,100	42,000
41	Uber Technologies, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $100 Notional Value: $335,011	123
38	Uber Technologies, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $98 Notional Value: $310,498	4,598

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
December 31, 2025

Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS (continued)
	EQUITY OPTIONS PURCHASED* (continued)
	CALL OPTIONS (continued)
55	Uber Technologies, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $110 Notional Value: $449,405	$28,380
18	Veeva Systems, Inc. Broker/Counterparty: IB Expiration Date: 12/18/2026 Exercise Price: $330 Notional Value: $401,814	11,430
8	Vertex Pharmaceuticals, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $500 Notional Value: $362,688	20,480
6	Vertex Pharmaceuticals, Inc. Broker/Counterparty: IB Expiration Date: 06/18/2026 Exercise Price: $580 Notional Value: $272,016	5,700
31	Wix.com Ltd. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $250 Notional Value: $322,059	78
20	Zscaler, Inc. Broker/Counterparty: IB Expiration Date: 03/20/2026 Exercise Price: $340 Notional Value: $449,840	920
14	Zscaler, Inc. Broker/Counterparty: IB Expiration Date: 09/18/2026 Exercise Price: $350 Notional Value: $314,888	9,100
20	Zscaler, Inc. Broker/Counterparty: IB Expiration Date: 01/15/2027 Exercise Price: $310 Notional Value: $449,840	37,460
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,589,287)	2,036,807

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $4,589,287)	2,036,807

	TOTAL INVESTMENTS – 111.9% (Cost $119,583,295)	100,843,411
	LIABILITIES IN EXCESS OF OTHER ASSETS – (11.9)%	(10,759,536)
	NET ASSETS – 100.0%	$90,100,150
Shares/ Contracts/ Principal		Fair Value
	WRITTEN EQUITY OPTIONS(1)* – 0.0%(11)
	CALL OPTIONS WRITTEN – 0.0%(11)
(35)	Corning, Inc. Broker/Counterparty: IB Expiration Date: 01/16/2026 Exercise Price: $85 Notional Value: $306,460	$(16,275)
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $(14,334))
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $(14,334))	(16,275)

	EXCHANGE-TRADED FUNDS SOLD SHORT — (1.2)%
	EQUITY – (1.2)%
(19,600)	ProShares UltraPro QQQ	(1,033,312)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds - $(167,745))	(1,033,312)
	TOTAL SECURITIES SOLD SHORT (Proceeds - $(182,079))	$(1,049,587)

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs.
(3)	Restricted investment as to resale.
(4)	Investments in Alternative Investment Funds are valued using net asset value as a practical expedient.
(5)	Alternative investment fund does not issue shares.
(6)	Zero coupon bond.
(7)	Percentage rounds to less than 0.1%.
(8)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(9)	All or a portion of this security is held as collateral for securities sold short.
(10)	All or a portion of this security is held as collateral for line of credit.
(11)	Percentage rounds to greater than (0.1%).
*	All securities are pledged as collateral except for securities identified with a * superscript.

CLO – Collateralized Loan Obligation

ETF – Exchange-Traded Fund

L.P. – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

Destra Multi-Alternative Fund
Schedule of Investments (unaudited) (continued)
December 31, 2025

Security Description	Acquisition Date	Cost		Value	% of Net Assets
AlwaysAI, Inc., Convertible Debt	10/2/2023	$2,000,000		$2,000,000	2.2%
AlwaysAI, Inc., Convertible Debt	5/31/2024	950,000		950,000	1.0
AlwaysAI, Inc., Preferred Stock	1/5/2021	399,999		799,871	0.9
AlwaysAI, Inc., Preferred Stock	2/22/2022	1,599,999		1,764,356	2.0
AlwaysAI, Inc., Senior Secured Promissory Note	2/5/2025	798,000		798,000	0.9
AlwaysAI, Inc., Warrants	10/2/2023	—	(1)	—	—
Arboretum Core Asset Fund L.P.	8/2/2018	1,625,342		1,190,413	1.3
Aventine Property Group, Inc.	1/13/2021	5,692,400		5,112,250	5.7
BNP Paribas S.A.	3/3/2025	1,750,000		1,750,000	1.9
BNP Paribas S.A.	3/3/2025	1,750,000		1,750,000	1.9
Canyon CLO Fund II L.P.	2/25/2019	6,132,077		6,725,058	7.5
Canyon CLO Fund III (Cayman) Ltd.	3/1/2022	13,243,419		15,029,567	16.7
Clarion Lion Industrial Trust	6/29/2015	184,356		500,375	0.6
Clear Street Group, Inc.	5/11/2022	1,500,000		2,665,872	3.0
Copia Wealth Studios Inc Capital Stock	12/31/2025	1,000,000		1,000,000	1.1
Copia Wealth Studios – Common Shares	5/22/2024	333		797,420	0.9
Copia Wealth Studios – Preferred Shares	4/1/2024	3,000,000		3,445,237	3.8
Eat Just, Inc.	6/11/2021	515,501		437,689	0.5
GS Finance Corp.	4/15/2025	1,250,000		1,250,000	1.4
Home Services Champ, Inc., Common Stock (formerly GOSITE, Inc., Series A-1 Common Stock)	7/31/2020	2,052,466		859,767	0.9
Hospitality Investors Trust, Inc.	2/17/2015	10,530,898		241,226	0.3
Iridia, Inc., Convertible Debt	12/23/2024	937,500		997,829	1.1
Iridia, Inc., Convertible Debt	10/27/2025	1,000,000		1,000,000	1.1
Iridia, Inc., Preferred Stock	2/25/2021	750,000		750,001	0.8
National Healthcare Properties, Inc., Common Stock (formerly Healthcare Trust, Inc., Common Stock)	3/30/2012	7,439,974		2,884,458	3.2
Nurture Life, Inc., Preferred Stock	8/2/2022	500,000		550,747	0.6
Nurture Life, Inc., Preferred Stock	2/18/2025	2,757,353		3,286,818	3.6
Nurture Life, Inc., Warrants	12/23/2022	—		548,052	0.6
Preservation REIT 1, Inc.	10/22/2019	3,466,166		5,760,238	6.4
Ready Capital Corp., Contingent Value Rights	7/6/2017	—	(1)	—	—
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,536,850		2,302,300	2.6
Total		$81,362,633		$67,147,545	74.5%

(1)	Transferred at no cost as a result of a corporate action.